Property, plant and equipment (Regulated and Non-regulated Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net
Total cost	$ 26,868	$ 25,891
Less: Accumulated depreciation	(8,739)	(8,714)
Total cost less: Accumulated depreciation	18,129	17,177
Construction work in progress	2,224	2,358
Property, Plant and Equipment, Net	20,353	19,535
Generation
Property, Plant and Equipment, Net
Total cost	$ 11,173	11,474
Generation | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Generation | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	131 years
Transmission
Property, Plant and Equipment, Net
Total cost	$ 2,532	2,414
Transmission | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	11 years
Transmission | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Distribution
Property, Plant and Equipment, Net
Total cost	$ 6,305	5,997
Distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Gas transmission and distribution
Property, Plant and Equipment, Net
Total cost	$ 4,385	3,879
Gas transmission and distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Gas transmission and distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	85 years
General plant and other
Property, Plant and Equipment, Net
Total cost	$ 2,473	$ 2,127
General plant and other | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
General plant and other | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years